CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 7,847	$ 7,143
Restricted cash	681	667
Short-term bank deposits	102,564	116,622
Trade receivables		2,000
Other accounts receivable and prepaid expenses	2,662	2,658
Total current assets	113,754	129,090
NON-CURRENT ASSETS:
Long-term prepaid expenses	1,906	1,880
Severance pay fund	3,017	2,863
Operating lease right to use asset	2,415	2,772
Property and equipment, net	1,724	1,711
Total non-current assets	9,062	9,226
Total assets	122,816	138,316
CURRENT LIABILITIES:
Trade payables	1,809	1,413
Short-term deferred participation in R&D expenses	660	668
Current maturity of operating lease liability	706	639
Other accounts payable and accrued expenses	8,675	7,803
Total current liabilities	11,850	10,523
NON- CURRENT LIABILITIES:
Long-term deferred participation in R&D expenses	1,798	1,968
Long term operating lease liability	2,141	2,527
Accrued severance pay	3,606	3,516
Total non-current liabilities	7,545	8,011
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 4)
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value per share: 200,000,000 shares authorized on June 30, 2021 and December 31, 2020; 83,917,929 and 83,675,856 shares issued and outstanding on June 30, 2021 and December 31, 2020, respectively	231	231
Additional paid-in capital	510,468	507,427
Accumulated deficit	(407,278)	(387,876)
Total shareholders' equity	103,421	119,782
Total liabilities and shareholders' equity	$ 122,816	$ 138,316